UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

The Appleton Group PLUS Fund
Schedule of Investments				Ticker Symbol: APGLX
May 31, 2009 (Unaudited)

Exchange Traded Funds 93.36%			Shares	Market Value
PowerShares QQQ			263,281	$9,335,944
iShares Russell 1000 Value Index Fund			131,314	6,307,012
Materials SPDR Fund			201,812	5,489,286
SPDR Trust, Series 1			50,554	4,671,695
iShares Russell Midcap Value Index Fund			136,654	3,950,667
Financial Select Sector SPDR Fund			238,113	2,940,696
Total Exchange Traded Funds (Cost $29,556,493)				32,695,300

Short-Term Investments 20.26%
Fidelity Institutional Government Portfolio			1,203,789	1,203,789
AIM STIT-Tresury Portfolio			1,179,492	1,179,492
Wells Fargo Advantage Prime Investment Money Market Fund			1,179,172	1,179,172
AIM Liquid Assets			1,177,361	1,177,361
AIM STIT-STIC Prime Portfolio			1,177,361	1,177,361
Fidelity Institutional Money Market Portfolio			1,177,361	1,177,361
Total Short-Term Investments (Cost $7,094,536)				7,094,536

Total Investments 113.62% (Cost $36,651,029)				39,789,836
Liabilities in Excess of Other Assets (13.62)%				(4,770,385)
Net Assets 100.00%				$35,019,451

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$39,789,836	$39,789,836	$0	$0
Total	$39,789,836	$39,789,836	$0	$0

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments			$ 36,651,029
Gross unrealized appreciation			3,138,807
Gross unrealized depreciation			-
Net unrealized appreciation			$ 3,138,807

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

During the reporting period ended May 31, 2009 the Fund did not invest in derivative instruments or engage in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09